Long-term debt (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Total placed in original currency		$ 3,752,113	$ 3,274,235	$ 3,472,993
Total		549,241	548,857
Avianca [Member]
Disclosure of fair value measurement of liabilities [line items]
Total		$ 59,808	88,770
Representative of bondholders:		Helm Trust, S.A.
Amount of issue:		$500,000 million Colombian Pesos
Managing agent:		Fiduciaria Bogota, S.A.
Description of Series:		Series A: Authorized issue $100,000 million Colombian Pesos Series B: Authorized issue $200,000 million Colombian Pesos Series C: Authorized issue $300,000 million Colombian Pesos
Description of Coupon:		Series A: Indexed to Colombian consumer price index Series B: Indexed to Colombian consumer price index Series C: Indexed to Colombian consumer price index Interest is payable at quarter–end
Description of Term:		Series A: 5 years Series B: 7 years Series C: 10 years
Description of Repayment of capital:		Series A: At the end of 5 years
Avianca [Member] | Series A [Member]
Disclosure of fair value measurement of liabilities [line items]
Total placed in original currency	[1]		75,000
Total
Avianca [Member] | Series A [Member] | COP
Disclosure of fair value measurement of liabilities [line items]
Total		178,468 [1]
Avianca [Member] | Series B1 [Member]
Disclosure of fair value measurement of liabilities [line items]
Total placed in original currency	[1]		158,630
Total
Avianca [Member] | Series B1 [Member] | COP
Disclosure of fair value measurement of liabilities [line items]
Total
Avianca [Member] | Series C [Member]
Disclosure of fair value measurement of liabilities [line items]
Total placed in original currency	[1]		266,370
Total		$ 59,808	88,770
Avianca [Member] | Series C [Member] | COP
Disclosure of fair value measurement of liabilities [line items]
Total	[1]		$ 266,370

[1]	Presentation of original currency in millions of Colombian pesos